Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Information About Restricted Shares

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2021

2019 restricted stocks	$12.7	2.3
2020 restricted stocks	—	0.7
2021 restricted stocks	—	1.7

December 31, 2022

2019 restricted stocks	12.4	1.3
2021 restricted stocks	—	0.7

ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about the share option plans that the Company granted and assumed were as follows:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)

Balance at January 1	170,786	$57.0	144,767	$56.9	96,802	$53.3
Options expired	(1,006)	40.8	—	—	—	—
Options forfeited	(3,949)	58.0	(5,907)	52.3	(1,206)	51.1
Options exercised	(21,064)	49.2	(42,058)	61.4	(14,334)	51.5

Balance at December 31	144,767	56.9	96,802	53.3	81,262	50.2

Options exercisable, end of year	67,388	61.4	49,696	55.5	58,216	51.3

Summary of Outstanding Share Options
Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2021

ASE 5 th share options	$73.0	3.7
The Company 1 st share options	51.0	6.9

December 31, 2022

ASE 5 th share options	73.0	2.7
The Company 1 st share options	47.5	5.9

USIE option plans [member]
Statement [LineItems]
Summary of Information About Share Options
USIE
The terms of the plans issued by USIE were the same with those option plans previously granted by ASE. Information about share options was as follows:

	For the Year Ended December 31, 2020
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (US$)

Balance at January 1	8,349	$2.3
Options forfeited	(7)	2.9
Options exercised	(8,342)	2.3

Balance at December 31	—	—

Options exercisable, end of year	—	—

Trinomial tree model [member]
Statement [LineItems]
Summary of Inputs Related to Fair Value of Share Options
The fair values at the grant date and the record date of capital reduction of AMPI’s 2022 share options plan were measured by using the trinomial tree model. The fair values at the grant date of USISH’s share options plan were measured by using the trinomial tree model, while USISH’s restricted stocks plans were measured by using the Black-Scholes Option Pricing Model incorporating the effect of the lock-up
period. The inputs to the models were as follows:
Share options plan

	2020 share options plan	2022 share options plan	2022 share options plan after capital reduction

Share price at the grant date	RMB21.55 per share	NT$7.5 per share	NT$30.2 per share
Exercise price	RMB21.65 per share	NT$7.5 per share	NT$30.0 per share
Expected volatility (%)	48.14-53.57	65.35-67.78	65.85-67.29
Expected lives (years)	2.2-4.2	6.0-7.0	5.8-6.8
Expected dividend yield	—	—	—
Risk free interest rate (%)	2.80-2.99	1.15-1.19	1.11-1.15

Restricted stocks plan

	2020 restricted stocks plan	2021 restricted stocks plan

Share price at the grant date	RMB24.30 per share	RMB14.65 per share
Exercise price	(Note)	(Note)
Expected volatility (%)	56.97	47.15
Lock-up periods (years)	1.3	1.3
Expected dividend yield	—	—
Risk free interest rate (%)	2.63	2.34

USISH option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options (In Thousands)	Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Exercise Price Per Share (RMB)

Balance at January 1	35,077	$14.5	31,266	$14.6	29,486	$14.2
Options granted	1,140	21.7	—	—	—	—
Options expired	—	—	—	—	(2,312)	13.9
Options forfeited	(636)	14.0	(952)	14.5	(942)	13.0
Options exercised	(4,315)	15.5	(828)	13.8	(5,986)	12.8

Balance at December 31	31,266	14.6	29,486	14.2	20,246	14.5

Options exercisable, end of year	13,416	15.5	19,249	14.8	15,518	15.0

Fair value of options granted (RMB)	$7.03-8.93		$—		$—

Summary of Outstanding Share Options
Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2021

2015 share options	$15.5	3.9
2019 share options	12.7	2.9
2020 share options	21.2	2.9

December 31, 2022

2015 share options	15.5	2.9
2019 share options	12.4	1.9
2020 share options	20.9	1.9

Summary of Information About Restricted Shares
Information about restricted st
ock
s was as follows:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options (In Thousands)	Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Exercise Price Per Share (RMB)

Balance at January 1	6,156	$13.3	5,547	$12.2	3,565	$10.2
Options granted	672	4.9	281	—	—	—
Options expired	—	—	—	—	(4)	—
Options exercised	(1,281)	13.2	(1,780)	12.7	(395)	—
Options forfeited	—	—	(483)	12.1	(1,182)	12.2

Balance at December 31	5,547	12.2	3,565	10.2	1,984	10.7

Options exercisable, end of year	—	—	—	—	1,715	12.4

Fair value of options granted (RMB)	$18.55		$11.78		$—

Employee Restricted Stock Award [Member]
Statement [LineItems]
Summary of Information About Restricted Shares
Information about employee restricted stock was as follows:

	For the Year Ended December 31
	2021	2022
	(in thousand shares)	(in thousand shares)

Balance at January 1	—	15,000
Stocks granted	15,000	—
Stocks unrestricted	—	(5,000)

Balance at December 31	15,000	10,000

AMPI Option Plans [Member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	For the Year Ended December 31, 2022
	Number of Options (In Thousands)	Exercise Price Per Share (NT$)

Balance at January 1	—	$—
Options granted	3,100	30.0

Balance at December 31	3,100	30.0

Options exercisable, end of year	—	—

Weighted-average fair value of options granted ($)	18.0-18.8

Summary of Outstanding Share Options
Information about AMPI’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share	Remaining Contractual Life (Years)

December 31, 2022

2022 share options	$30.0	9.3